THE GABELLI VALUE 25 FUND INC.
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide long term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 13 of the prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI VALUE 25 FUND INC.	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI VALUE 25 FUND INC.	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.39%	1.39%	2.14%	1.14%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - THE GABELLI VALUE 25 FUND INC. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	142	440	761	1,669
Class A Shares	708	990	1,292	2,148
Class C Shares	317	670	1,149	2,472
Class I Shares	116	362	628	1,386

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - THE GABELLI VALUE 25 FUND INC. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	142	440	761	1,669
Class A Shares	708	990	1,292	2,148
Class C Shares	217	670	1,149	2,472
Class I Shares	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of companies that Gabelli Funds, LLC (the "Adviser") believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core twenty-five equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value ("PMV"). PMV is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this PMV may exist. The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations.

In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management. The Fund's assets will be invested primarily in common stock. Many of the common stocks the Fund will buy will not pay dividends. These stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also invest up to 25% of its total assets in the securities of non-U.S. issuers, including issuers in emerging markets.

The Fund may invest up to 50% of its total assets in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or similar reorganization proposal has been announced ("reorganization securities"). Frequently, the holders of reorganization securities will receive new securities ("substituted securities") in exchange therefor. No more than 30% of the Fund's total assets, however, may be invested in reorganization securities where the Adviser anticipates selling the reorganization securities or the substituted securities within six months or less of the initial purchase of the reorganization securities. This limitation, however, will not apply to reorganization securities that have been purchased to supplement a position in such securities held by the Fund for more than six months.

The Fund may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the Fund's 25% limitation on foreign securities. ADRs are receipts issued by U.S. banks or trust companies with respect to securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

The Adviser may sell a holding if a security reaches or exceeds the PMV estimated by the Adviser, or if the Adviser believes the emergence of a catalyst is no longer likely.
Principal Risks
You may want to invest in the Fund if:
  you are a long term investor
  you believe that the market will favor value over growth stocks over the long term you wish to include a value strategy as a portion of your overall investments you prefer to invest in a more concentrated portfolio
The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

The principal risks presented by the Fund are:
  Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Issuer-Specific Risk.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company's securities.
  Large-Capitalization Risk.    Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund's shares may decline.
  Market Risk.    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.
  Merger Risk.    In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Fund would lose money. It is also possible that the Adviser's assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case the Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund's holding period.
  Small and Mid-Capitalization Risk.    Risk is greater for the securities of small- and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.
  Special Situations Risk.    The Fund may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Fund.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI VALUE 25 FUND INC. (Total Returns for Class A Shares for the Years Ended December 31)

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

During the calendar years shown in the bar chart, the highest return for a quarter was 21.92% (quarter ended June 30, 2009), and the lowest return for a quarter was (26.01)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the years ended December 31, 2015, with maximum sales charge, if applicable)
Average Annual Total Returns - THE GABELLI VALUE 25 FUND INC.	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares	(14.71%)	6.21%	5.66%
Class A Shares | Return After Taxes on Distributions	(17.71%)	4.33%	4.18%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	(5.84%)	5.05%	4.71%
Class AAA Shares	(9.51%)	7.47%	6.29%	Apr. 30, 2010
Class C Shares	(11.05%)	6.67%	5.50%
Class I Shares	(9.30%)	7.75%	6.51%	Jan. 11, 2008
Standard & Poor's ("S&P") 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	0.22%	11.24%	7.72%
Nasdaq Composite Index (reflects no deduction for fees, expenses, or taxes)	7.13%	15.00%	9.78%

The historical performance of Class A shares is used to calculate performance for Class AAA and Class I shares prior to their issuance. All classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary due to the differences in expenses.